Subsequent Events (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Ads [Member] | March 2020 [Member]
Subsequents Event (Textual)
Public offering description	The Company issued 9,620,000 ADSs and 10,380,000 pre-funded warrants, 20,000,000 warrants to purchase 20,000,000 ADSs. Each pre-funded warrant is exercisable until March, 2035 at an exercise price of USD 0.0001 and each warrant is exercisable until March, 2025 at an exercise price of USD 0.325 per ADS. In addition, the placement agent in this offering was granted 1,400,000 warrants to purchase 1,400,000 ADSs exercisable until March, 2025 at an exercise price of USD 0.375 per ADS. The Company will also issue 250,000 ADS in a private placement to the previous placement agent in this transaction.
Nasdaq [Member] | March 2020 [Member]
Subsequents Event (Textual)
Gross amount of placement agent fees	$ 6,000
Net of placement agent fees and other offering related expenses	$ 5,200
Famewave Ltd [Member] | Ads [Member] | March 14, 2019 [Member]
Subsequents Event (Textual)
Agreement description	The agreement, OrbiMed, Pontifax and Arkin Holdings, leading life-science focused investment funds, are exchanging their shares in FameWave for Kitov ADSs and warrants, and investing USD 3.5 million in Kitov in exchange for additional newly issued ADSs of Kitov. As of January 7, 2020, OrbiMed, Pontifax and Arkin Holdings each hold approximately 11% of Kitov’s shares on a non-diluted basis.
Agreement to acquire description	The Company signed an agreement to acquire 100% of FameWave Ltd, a privately held biopharmaceutical Company developing CM-24, (“FameWave”) from its shareholders in exchange for USD 10 million worth of its newly issued ADSs with a long-term lock-up period, priced at USD 1.23 per ADS, plus 50% warrant coverage based on an exercise price of USD 1.98 per ADS with a 4-year term. In addition, the Company provided a loan to FameWave of up to approximately USD 2 million to be paid to cCAM BioTherapeutics Ltd., a wholly owned subsidiary of Merck Sharp and Dohme Corp., known as “MSD” in Israel, which discovered CM-24, or to repay certain loans provided by FameWave’s shareholders. The acquisition closed in January 7, 2020.